Long-term Debt and Other Financing Long-term Debt and Other Financing (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company’s debt balances, including current portions, were as follows:

	March 31, 2014	December 31, 2013
Credit Facility	$240.0	$90.0
8.75% Senior Secured Notes due December 2018	380.0	380.0
5.00% Exchangeable Senior Notes due November 2019 (effective rate of 10.8%)	150.0	150.0
7.625% Senior Notes due May 2020	529.8	529.8
8.375% Senior Notes due April 2022	290.2	290.2
Industrial Revenue Bonds due 2014 through 2030	99.9	100.1
Unamortized debt (discount) premium, net	(32.1)	(33.1)
Total debt	1,657.8	1,507.0
Less:
Current portion of long-term debt	0.6	0.8
Total long-term debt	$1,657.2	$1,506.2

At December 31, 2013 and 2012, the Company’s debt balances, including current portions, were as follows:

	2013	2012
Credit Facility	$90.0	$—
8.75% Senior Secured Notes due December 2018	380.0	350.0
5.00% Exchangeable Senior Notes due November 2019 (effective rate of 10.8%)	150.0	150.0
7.625% Senior Notes due May 2020	529.8	550.0
8.375% Senior Notes due April 2022	290.2	300.0
Industrial Revenue Bonds due 2014 through 2030	100.1	100.9
Unamortized debt discount/premium, net	(33.1)	(39.0)
Total debt	1,507.0	1,411.9
Less:
Current portion of long-term debt	0.8	0.7
Total long-term debt	$1,506.2	$1,411.2

Schedule of Maturities of Long-term Debt
At December 31, 2013, the maturities of long-term debt, including the amount outstanding on the Credit Facility, for the next five years are as follows:

Year	Debt Maturities
2014	$0.8
2015	—
2016	90.0
2017	—
2018	380.0